Segments and Geographic Information (Details) - Schedule of Sales Revenues - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Schedule of Sales Revenues [Line Items]
Total sales revenues	$ 2,281,238	$ 614,815
Total sales revenues, percentage	100.00%	100.00%
Total direct costs	$ 2,323,808	$ 751,422
Total direct costs, percentage	100.00%	100.00%
Total gross profit (loss)	$ (42,570)	$ (136,607)
Total gross profit (loss), percentage	(2.00%)	(22.00%)
NEVs sales [Member]
Schedule of Sales Revenues [Line Items]
Total sales revenues	$ 2,278,353	$ 573,139
Total sales revenues, percentage	100.00%	93.00%
Total direct costs	$ 2,322,140	$ 697,268
Total direct costs, percentage	100.00%	93.00%
Total gross profit (loss)	$ (43,787)	$ (124,129)
Total gross profit (loss), percentage	(2.00%)	(22.00%)
Franchisees service revenues [Member]
Schedule of Sales Revenues [Line Items]
Total sales revenues	$ 2,885	$ 13,527
Total sales revenues, percentage		2.00%
Total direct costs	$ 1,668	$ 28,275
Total direct costs, percentage		4.00%
Total gross profit (loss)	$ 1,217	$ (14,748)
Total gross profit (loss), percentage	42.00%	(109.00%)
Other service revenues [Member]
Schedule of Sales Revenues [Line Items]
Total sales revenues		$ 28,149
Total sales revenues, percentage		5.00%
Total direct costs		$ 25,879
Total direct costs, percentage		3.00%
Total gross profit (loss)		$ 2,270
Total gross profit (loss), percentage		8.00%